Share Capital (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital Details 3
Number of stock options granted	3,600,000	8,010,000	5,950,000
Fair value of stock options granted (CAD$)	$ 0.08	$ 0.07	$ 0.05
Market price of shares on grant date (CAD$)	$ 0.1	$ 0.09	$ 0.06
Pre-vest forfeiture rate	15.41%	15.99%	19.64%
Risk-free interest rate	0.95%	0.55%	0.75%
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	134.00%	140.00%	140.00%
Expected option life in years	4 years 11 days	4 years 5 months 1 day	4 years 2 months 26 days